Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Jul. 14, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Current assets:
Cash and cash equivalents	$ 28,446	$ 32,422	$ 53,971	$ 19,181	$ 17,419	$ 19,722
Accounts receivable, net	65,041	53,475		55,987
Intercompany receivables
Inventory, net	131,477	125,487		115,309
Prepaid expenses and other current assets	11,293	9,323		12,990
Income taxes refundable	252	237		285
Current deferred tax assets	1,924	1,924		1,971
Total current assets	238,433	222,868		205,723
Property and equipment, net	343,483	350,649		358,263
Goodwill	19,308	15,002		462
Intangible assets, net	70,030	74,498		71,663
Other assets	19,089	12,985		11,101
Investment in subsidiaries
Total assets	690,343	676,002		647,212
Current liabilities:
Accounts payable	92,401	77,460		75,608
Intercompany payables
Accrued expenses and other current liabilities	74,152	75,740		74,677
Current portion of capital lease obligations	14,056	14,357		12,701
Current portion of long-term debt	2,271	2,271		434
Current deferred tax liabilities
Total current liabilities	182,880	169,828		163,420
Capital lease obligations	142,180	149,503		159,814
Long-term debt	650,622	495,446		355,240
Other long-term liabilities	38,886	38,871		23,893
Non-current deferred tax liabilities	6,431	5,626		4,309
Total liabilities	1,020,999	859,274		706,676
Total shareholders' (deficit) equity	(330,656)	(183,272)		(59,464)	(65,511)	(38,801)
Total liabilities and shareholders' (deficit) equity	690,343	676,002		647,212
Tops Holding II Corporation [Member]
Current assets:
Cash and cash equivalents	6,807
Accounts receivable, net
Intercompany receivables
Inventory, net
Prepaid expenses and other current assets
Income taxes refundable
Current deferred tax assets
Total current assets	6,807
Property and equipment, net
Goodwill
Intangible assets, net
Other assets	6,889
Investment in subsidiaries	(191,511)	(181,474)		(58,293)
Total assets	(177,815)	(181,474)		(58,293)
Current liabilities:
Accounts payable
Intercompany payables
Accrued expenses and other current liabilities	4,304	1,798		1,171
Current portion of capital lease obligations
Current portion of long-term debt
Current deferred tax liabilities
Total current liabilities	4,304	1,798		1,171
Capital lease obligations
Long-term debt	148,537
Other long-term liabilities
Non-current deferred tax liabilities
Total liabilities	152,841	1,798		1,171
Total shareholders' (deficit) equity	(330,656)	(183,272)		(59,464)
Total liabilities and shareholders' (deficit) equity	(177,815)	(181,474)		(58,293)
Tops Holding LLC [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Intercompany receivables
Inventory, net
Prepaid expenses and other current assets
Income taxes refundable
Current deferred tax assets
Total current assets
Property and equipment, net
Goodwill
Intangible assets, net
Other assets
Investment in subsidiaries	(186,249)	(176,724)		(54,493)
Total assets	(186,249)	(176,724)		(54,493)
Current liabilities:
Accounts payable
Intercompany payables	5,262	4,750		3,800
Accrued expenses and other current liabilities
Current portion of capital lease obligations
Current portion of long-term debt
Current deferred tax liabilities
Total current liabilities	5,262	4,750		3,800
Capital lease obligations
Long-term debt
Other long-term liabilities
Non-current deferred tax liabilities
Total liabilities	5,262	4,750		3,800
Total shareholders' (deficit) equity	(191,511)	(181,474)		(58,293)
Total liabilities and shareholders' (deficit) equity	(186,249)	(176,724)		(54,493)
Tops Markets, LLC [Member]
Current assets:
Cash and cash equivalents	20,739	31,586	53,132	18,351	16,689	19,712
Accounts receivable, net	52,352	42,578		44,809
Intercompany receivables	5,262	4,750		3,800
Inventory, net	96,758	91,298		79,972
Prepaid expenses and other current assets	9,234	7,352		10,654
Income taxes refundable	252	237		285
Current deferred tax assets	1,317	1,316		1,363
Total current assets	185,914	179,117		159,234
Property and equipment, net	278,331	280,643		282,207
Goodwill	19,308	15,002		462
Intangible assets, net	63,787	67,262		62,684
Other assets	39,968	36,811		27,687
Investment in subsidiaries	127,362	121,350		110,306
Total assets	714,670	700,185		642,580
Current liabilities:
Accounts payable	72,201	60,429		58,359
Intercompany payables	61,980	50,835		15,556
Accrued expenses and other current liabilities	53,202	51,981		57,537
Current portion of capital lease obligations	13,627	13,955		12,348
Current portion of long-term debt	2,271	2,271		434
Current deferred tax liabilities
Total current liabilities	203,281	179,471		144,234
Capital lease obligations	139,425	146,510		156,456
Long-term debt	505,126	498,487		358,281
Other long-term liabilities	33,125	33,284		20,262
Non-current deferred tax liabilities	19,155	18,350		17,033
Total liabilities	900,112	876,102		696,266
Total shareholders' (deficit) equity	(185,442)	(175,917)		(53,686)
Total liabilities and shareholders' (deficit) equity	714,670	700,185		642,580
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	900	836	839	830	730	10
Accounts receivable, net	12,689	10,897		11,178
Intercompany receivables	61,980	50,835		15,556
Inventory, net	34,719	34,189		35,337
Prepaid expenses and other current assets	2,059	1,971		2,336
Income taxes refundable
Current deferred tax assets
Total current assets	112,347	98,728		65,237
Property and equipment, net	65,152	70,006		76,056
Goodwill
Intangible assets, net	6,243	7,236		8,979
Other assets	3,041	3,041		3,041
Investment in subsidiaries
Total assets	186,783	179,011		153,313
Current liabilities:
Accounts payable	20,200	17,031		17,249
Intercompany payables
Accrued expenses and other current liabilities	17,390	22,705		16,713
Current portion of capital lease obligations	429	402		353
Current portion of long-term debt
Current deferred tax liabilities	11	11		11
Total current liabilities	38,030	40,149		34,326
Capital lease obligations	2,755	2,993		3,358
Long-term debt
Other long-term liabilities	5,761	5,587		3,631
Non-current deferred tax liabilities	12,875	8,932		1,692
Total liabilities	59,421	57,661		43,007
Total shareholders' (deficit) equity	127,362	121,350		110,306
Total liabilities and shareholders' (deficit) equity	186,783	179,011		153,313
Eliminations [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Intercompany receivables	(67,242)	(55,585)		(19,356)
Inventory, net
Prepaid expenses and other current assets
Income taxes refundable
Current deferred tax assets	607	608		608
Total current assets	(66,635)	(54,977)		(18,748)
Property and equipment, net
Goodwill
Intangible assets, net
Other assets	(30,809)	(26,867)		(19,627)
Investment in subsidiaries	250,398	236,848		2,480
Total assets	152,954	155,004		(35,895)
Current liabilities:
Accounts payable
Intercompany payables	(67,242)	(55,585)		(19,356)
Accrued expenses and other current liabilities	(744)	(744)		(744)
Current portion of capital lease obligations
Current portion of long-term debt
Current deferred tax liabilities	(11)	(11)		(11)
Total current liabilities	(67,997)	(56,340)		(20,111)
Capital lease obligations
Long-term debt	(3,041)	(3,041)		(3,041)
Other long-term liabilities
Non-current deferred tax liabilities	(25,599)	(21,656)		(14,416)
Total liabilities	(96,637)	(81,037)		(37,568)
Total shareholders' (deficit) equity	249,591	236,041		1,673
Total liabilities and shareholders' (deficit) equity	$ 152,954	$ 155,004		$ (35,895)